LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED MARCH 23, 2020

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

OF EACH FUND LISTED IN SCHEDULE A

I.	Effective March 31, 2020 the following changes are made to the Summary Prospectus and Prospectus of the funds listed in Schedule A (each a “Fund”, collectively the “Funds”):

a)	In the section entitled “Management—Portfolio managers” in each Fund’s Summary Prospectus and Prospectus references to Robert Wang are hereby deleted in their entirety and replaced with the following:

Michael Ripper, CFA, UK	Portfolio Manager	March 2020

b)	In the section entitled “More on fund management—Portfolio managers” in the Funds’ Prospectus references to Robert Wang are deleted in their entirety and replaced with the following:

Michael Ripper, CFA, UK	Portfolio Manager at QS Investors. Mr. Ripper was formerly at Deutsche Asset Management from 1999 to 2010. Prior to joining Deutsche Asset Management, he spent 9 years as a performance analyst at Lazard Management Ltd. and AXA Investment Managers Ltd. and as an investment analyst at ABB Investment Management Ltd.	March 2020

II.	Effective March 31, 2020 the following changes are made to the SAI for the Funds listed on Schedule A.

a)

In the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Other Accounts Managed by the Portfolio Managers” in the Funds’ Statement of Additional Information, reference to Robert Wang is deleted in its entirety and replaced with the following:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (billions) ($)
Michael Ripper*	Registered investment companies	None	None	None	None
	Other pooled investment vehicles	None	None	None	None
	Other accounts	None	None	None	None

*	The information is as of March 13, 2020 and does not reflect additional accounts (including the Fund) for which Mr. Ripper will join the portfolio management team on March 31, 2020.

b)

In the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Portfolio Manager Securities Ownership” in the SAI of QS S&P 500 Index Fund, reference to Robert Wang is deleted in its entirety and replaced with the following:

Michael Ripper        None

c)

In the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Portfolio Manager Securities Ownership” in the SAI of Legg Mason Low Volatility High Dividend ETF, reference to Robert Wang is deleted in its entirety and replaced with the following:

Michael Ripper        $1-10,000

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS EQUITY TRUST

QS S&P 500 Index Fund	February 1, 2020

LEGG MASON ETF INVESTMENT TRUST

Legg Mason Low Volatility High Dividend ETF	March 1, 2020

Please retain this supplement for future reference.

LMFX586759

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